Borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Borrowings	Borrowings
The following is a summary of the Company’s borrowings (in thousands):

Purpose	Borrower	Borrowing Capacity	March 31, 2022	December 31, 2021	Interest Rate as of March 31, 2022, Except as Noted	Maturity Date
Secured borrowing payable	Opportunity Funding SPE II, LLC	$19,176	$19,176	$22,443	15.00%	—	(1)

Senior debt
Revolving line of credit	Opportunity Funding SPE III, LLC	$175,000	$123,000	$119,000	LIBOR plus 6.00%	January 2024
Revolving line of credit	Opportunity Funding SPE V, LLC; Opportunity Funding SPE VII, LLC	75,000	49,500	45,900	LIBOR plus 7.25%	April 2024
Revolving line of credit	Opportunity Funding SPE VI, LLC	50,000	33,000	30,600	LIBOR plus 7.25%	April 2023
Revolving line of credit	Opportunity Funding SPE IV, LLC; SalaryTap Funding SPE, LLC	45,000	7,500	7,500	SOFR plus 0.11% plus 3.85%	February 2024
Total revolving lines of credit		345,000	213,000	203,000

Term loan, net	OppFi-LLC	50,000	48,687	48,578	LIBOR plus 10.00%	March 2025
Total senior debt		$395,000	$261,687	$251,578

(1)	Maturity date extended indefinitely until borrowing capacity is depleted

Secured borrowing payable: As of March 31, 2022 and December 31, 2021, $165.0 million and $148.9 million, respectively, of finance receivables have been purchased with an active secured borrowing balance of $19.2 million and $22.4 million, respectively.

Interest expense related to secured borrowings was $0.8 million and $0.8 million for the three months ended March 31, 2022 and 2021, respectively. Additionally, the Company has capitalized $0.2 million in debt issuance costs related to secured borrowings. There were no amortized debt issuance costs related to secured borrowings for the three months ended March 31, 2022. Amortized debt issuance costs related to secure borrowings were $13 thousand for the three months ended March 31, 2021. As of March 31, 2022 and December 31, 2021, there were no unamortized debt issuance costs related to secured borrowings.

Senior debt:

Corporate credit agreement

On March 23, 2021, the borrowings under this revolving credit agreement were paid in full. Subsequent to repayment, OppFi-LLC terminated the revolving credit agreement. Interest expense related to the revolving credit agreement totaled $35 thousand for the three months ended March 31, 2021. Additionally, the Company has capitalized $0.3 million in debt issuance costs in connection with this facility. For the three months ended March 31, 2021, amortized debt issuance costs were $21 thousand.

Revolving line of credit - Opportunity Funding SPE III, LLC

Interest expense related to this facility was $2.5 million and $1.3 million for the three months ended March 31, 2022 and 2021, respectively. Additionally, the Company has capitalized $2.1 million in debt issuance costs in connection with this facility. Amortized debt issuance costs were $0.2 million and $0.2 million for the three months ended March 31, 2022 and 2021, respectively. As of March 31, 2022 and December 31, 2021, the remaining balance of unamortized debt issuance costs associated with the facility was $0.6 million and $0.8 million, respectively.

Revolving line of credit - Opportunity Funding SPE V, LLC and Opportunity Funding SPE VII, LLC

Interest expense related to this facility was $1.1 million and $0.6 million for the three months ended March 31, 2022 and 2021, respectively. Additionally, the Company has capitalized $1.5 million in debt issuance costs in connection with this facility.
Amortized debt issuance costs were $0.2 million and $0.1 million for the three months ended March 31, 2022 and 2021, respectively. As of March 31, 2022 and December 31, 2021, the remaining balance of unamortized debt issuance costs associated with this facility was $0.2 million and $0.4 million, respectively.

Revolving line of credit - Opportunity Funding SPE VI, LLC

Interest expense related to this facility was $0.8 million and $0.4 million for the three months ended March 31, 2022 and 2021, respectively. Additionally, the Company has capitalized $0.9 million in debt issuance costs in connection with this facility. Amortized debt issuance costs were $0.1 million and $0.1 million for the three months ended March 31, 2022 and 2021, respectively. As of March 31, 2022 and December 31, 2021 , the remaining balance of unamortized debt issuance costs associated with this facility was $14 thousand and $0.1 million, respectively.

Revolving line of credit - Opportunity Funding SPE IV, LLC and SalaryTap Funding SPE, LLC

On March 31, 2022, this revolving line of credit agreement was amended to bear interest in accordance with the Secured Overnight Financing Rate (“SOFR”) at a per annum rate equal to the applicable SOFR rate plus a credit spread adjustment of 0.11% plus 3.85%.

Interest expense related to this facility was $0.1 million and $0.1 million for the three months ended March 31, 2022 and 2021, respectively. Additionally, the Company has capitalized $0.9 million in debt issuance costs in connection with this facility. Amortized debt issuance costs were $46 thousand and $0.1 million for the three months ended March 31, 2022 and 2021, respectively. As of March 31, 2022 and December 31, 2021, the remaining balance of unamortized debt issuance costs associated with this facility was $0.3 million and $0.3 million, respectively.

Term loan, net

As of March 31, 2022 and December 31, 2021, the outstanding balance of $50.0 million was net of unamortized debt issuance costs of $1.3 million and $1.4 million, respectively.

Interest expense related to this facility was $1.5 million and $0.7 million for the three months ended March 31, 2022 and 2021, respectively. Additionally, the Company has capitalized $2.3 million in debt issuance costs in connection with this facility. Amortized debt issuance costs were $0.1 million and $0.1 million for the three months ended March 31, 2022 and 2021, respectively.

As of March 31, 2022, required payments for the term loan for each of the next five years are as follows (in thousands):

Year	Amount
Remainder of 2022	$—
2023	—
2024	—
2025	50,000
2026	—
Total	$50,000

Subordinated debt - related party: On March 30, 2021, the borrowings under this unsecured line of credit agreement were paid in full. Interest expense related to this related party transaction was $0.1 million for the three months ended March 31, 2021.
Borrowings
The following is a summary of the Company’s borrowings (in thousands):

Purpose	Borrower	Borrowing Capacity	December 31, 2021	December 31, 2020	Interest Rate as of December 31, 2021, Except as Noted		Maturity Date
Secured borrowing payable	Opportunity Funding SPE II, LLC	$38,500	$22,443	$16,025	15.00%		—	(1)

Senior debt
Revolving line of credit	OppFi-LLC	$—	$—	$5,000	LIBOR plus 2.50%	(2)	February 2022
Revolving line of credit	Opportunity Funding SPE III, LLC	175,000	119,000	59,200	LIBOR plus 6.00%		January 2024
Revolving line of credit	Opportunity Funding SPE V, LLC; Opportunity Funding SPE VII, LLC	75,000	45,900	24,222	LIBOR plus 7.25%		April 2024
Revolving line of credit	Opportunity Funding SPE VI, LLC	50,000	30,600	16,148	LIBOR plus 7.25%		April 2023
Revolving line of credit	Opportunity Funding SPE IV, LLC; SalaryTap Funding SPE, LLC	45,000	7,500	12,506	LIBOR plus 3.85%		February 2024
Total revolving lines of credit		345,000	203,000	117,076

Term loan, net	OppFi-LLC	50,000	48,578	14,650	LIBOR plus 10.00%		March 2025
Total senior debt		$395,000	$251,578	$131,726

Subordinated debt - related party	OppFi-LLC	$—	$—	$4,000	14.00%	(2)	December 2023

Other debt	OppFi-LLC	$—	$—	$6,354	1.00%	(3)	April 2022

(1)	Maturity date extended indefinitely until borrowing capacity is depleted
(2)	Interest rate as of December 31, 2020 and for the subsequent period until borrowings were repaid in March 2021
(3)	Interest rate as of December 31, 2020 and for the subsequent period until loan was forgiven in September 2021

Secured borrowing payable: During 2017, Opportunity Funding SPE II, LLC entered into a preferred return agreement with Midtown Madison Management LLC. Per the terms of the agreement, the finance receivables are grouped into quarterly pools. Collections are distributed on a pro rata basis after the payout of expenses to back-up servicer, servicer and other relevant parties. This agreement is secured by the assets of Opportunity Funding SPE II, LLC. The receivables are transferred to Opportunity Funding SPE II, LLC and OppWin LLC by OppFi-LLC, which has provided representations and warranties in connection with such sale. The agreement is subject to various financial covenants.

During 2018, the preferred return agreement was amended. Opportunity Funding SPE II, LLC sells a 97.5% interest of certain unsecured finance receivables to the unrelated third party. Per the revised agreement, the unrelated third party earns a preferred return of 15% and a performance fee after the preferred return has been satisfied. The initial agreement expired August 1, 2018 and was then extended for one year. The agreement provides for two consecutive options to renew the purchase period for eighteen months. The unrelated third party exercised the first option, which provides a $65.0 million purchase commitment by the unrelated third party. After satisfaction of the purchase commitment, the agreement provides for a third option for an additional $100.0 million purchase commitment.

In May 2020, the preferred return agreement was amended. Midtown Madison Management LLC exercised the option, which provided an additional $100.0 million purchase commitment, resulting in a total $165.0 million purchase commitment by the unrelated third party. Prior to the expiration of the second option in December 2021, Midtown Madison Management LLC extended the purchase period indefinitely to the time at which Opportunity Funding SPE II, LLC purchases equal or exceed the purchase commitment. As of December 31, 2021 and 2020, $148.9 million and $79.8 million of finance receivables have been purchased with an active secured borrowing balance of $22.4 million and $16.0 million, respectively.

Interest expense related to secured borrowings was $2.7 million, $2.3 million, and $1.7 million for the years ended December 31, 2021, 2020 and 2019, respectively. Additionally, the Company has capitalized $0.2 million in debt issuance costs related to secured borrowings. Amortized debt issuance costs related to secured borrowings were $29 thousand, $0.1 million, and $0.1 million for the years ended December 31, 2021, 2020 and 2019, respectively. As of December 31, 2021, there were no unamortized debt issuance costs related to secured borrowings. As of December 31, 2020, the remaining balance of unamortized debt issuance costs related to secured borrowings was $29 thousand.

Senior debt: On August 13, 2018, OppFi-LLC entered into a corporate credit agreement with BMO Harris Bank N.A., which provided a maximum available amount of $10.0 million. Interest was payable monthly. The facility was secured by OppFi-LLC’s assets and certain brokerage assets made available by the Schwartz Capital Group (SCG), a related party. The agreement was subject to various financial covenants. On August 6, 2020, the corporate credit agreement was amended, and the maturity date was extended to February 2022.

On March 23, 2021, the borrowings under this revolving credit agreement were paid in full. Subsequent to repayment, OppFi-LLC terminated the revolving credit agreement. Interest expense related to the revolving credit agreement totaled $35 thousand, $0.2 million and $0.3 million for the years ended December 31, 2021, 2020 and 2019, respectively. Additionally, the Company has capitalized $0.3 million in debt issuance costs in connection with this facility. For the years ended December 31, 2021, 2020 and 2019, amortized debt issuance costs were $21 thousand, $24 thousand, and $0.2 million, respectively. As of December 31, 2021, there were no unamortized debt issuance costs associated with the facility. As of December 31, 2020, the remaining balance of unamortized debt issuance costs associated with the facility was $21 thousand.

On January 23, 2018, Opportunity Funding SPE III, LLC entered into a revolving line of credit agreement with Ares Agent Services, L.P. that provides maximum borrowings of $75.0 million. Interest is payable monthly. Borrowings are secured by the assets of Opportunity Funding SPE III, LLC. OppFi-LLC provides certain representations and warranties. The line of credit agreement is subject to a borrowing base threshold and various financial covenants, including maintaining a minimum tangible net worth and maximum senior debt to equity.

On January 31, 2020, the revolving line of credit agreement was amended to increase the aggregate commitment to $175.0 million. The amendment also changed the interest rate to one-month LIBOR plus 6% with a 2% LIBOR floor. The agreement matures in January 2024.

Interest expense related to this facility was $7.3 million, $7.4 million, and $11.7 million for the years ended December 31, 2021, 2020 and 2019, respectively. Additionally, the Company has capitalized $2.1 million in debt issuance costs in connection with this facility. Amortized debt issuance costs were $0.7 million, $0.7 million, and $0.9 million for the years ended December 31, 2021, 2020 and 2019, respectively. As of December 31, 2021 and 2020, the remaining balance of unamortized debt issuance costs associated with the facility was $0.8 million and $1.5 million, respectively.

In April 2019, Opportunity Funding SPE V, LLC entered into a revolving line of credit agreement with Midtown Madison Management LLC (“OppFi-LLC Midtown Credit Agreement”) that provides maximum borrowings of $75.0 million. Interest is payable monthly. Borrowings are secured by the assets of Opportunity Funding SPE V, LLC. OppFi-LLC provides certain representations and warranties related to the debt. The line of credit agreement is subject to a borrowing base and various financial covenants, including maintaining a minimum tangible net worth and restrictions related to dividend payments.

On October 13, 2021, OppFi-LLC, certain of the OppFi Subsidiaries and the other credit parties and guarantors thereto entered into Amendment No. 6 to Revolving Credit Agreement and Other Credit Documents (“Atalaya Amendment”), which amends the OppFi-LLC Midtown Credit Agreement. The Atalaya Amendment amends the OppFi-LLC Midtown Credit Agreement to, among other things, add Opportunity Funding SPE VII, LLC as an additional borrower under the OppFi-LLC Midtown Credit Agreement, permit the pledge of OppFi Card receivables under the OppFi-LLC Midtown Credit Agreement, and extend the maturity date of the OppFi-LLC Midtown Credit Agreement to April 15, 2024.
Interest expense related to this facility was $3.5 million, $3.4 million, and $2.1 million for the years ended December 31, 2021, 2020 and 2019, respectively. Additionally, the Company has capitalized $1.5 million in debt issuance costs in connection with this facility. Amortized debt issuance costs were $0.5 million, $0.4 million, and $0.2 million for the years ended December 31, 2021, 2020 and 2019, respectively. As of December 31, 2021 and 2020, the remaining balance of unamortized debt issuance costs associated with this facility was $0.4 million and $0.5 million, respectively.

In April 2019, Opportunity Funding SPE VI, LLC entered into a revolving line of credit agreement with Ares Agent Services, L.P. that provides maximum borrowings of $50.0 million. Interest is payable monthly. Borrowings are secured by the assets of Opportunity Funding SPE VI, LLC. OppFi-LLC provides certain representations and warranties related to the debt. The line of credit agreement is subject to a borrowing base and various financial covenants, including maintaining a minimum tangible net worth and restrictions related to dividend payments.

Interest expense related to this facility was $2.4 million, $2.3 million, and $1.4 million for the years ended December 31, 2021, 2020 and 2019, respectively. Additionally, the Company has capitalized $0.9 million in debt issuance costs in connection with this facility. Amortized debt issuance costs were $0.3 million, $0.3 million, and $0.2 million for the years ended December 31, 2021, 2020 and 2019, respectively. As of December 31, 2021 and 2020 , the remaining balance of unamortized debt issuance costs associated with this facility was $0.1 million and $0.4 million, respectively.

In August 2019, Opportunity Funding SPE IV, LLC entered into a revolving line of credit agreement with BMO Harris Bank N.A. that provides maximum borrowings of $25.0 million. Interest is payable monthly. Borrowings are secured by the assets of Opportunity Funding SPE IV, LLC. OppFi-LLC provides certain representations and warranties related to the debt, as well as an unsecured guaranty. The line of credit agreement is subject to a borrowing base and various financial covenants, including maintaining a minimum tangible net worth and restrictions related to dividend payments.

On September 30, 2021, the revolving line of credit agreement was amended to increase the aggregate commitment to $45.0 million. The amended agreement added SalaryTap Funding SPE, LLC as an additional borrower to the facility. SalaryTap Funding SPE, LLC pledges SalaryTap receivables as eligible collateral. The amendment also changed the interest rate from LIBOR plus 4.25% to LIBOR plus 3.85% with a 0.4% LIBOR floor, and the amended agreement matures in February 2024.

Interest expense related to this facility was $0.4 million, $0.5 million, and $0.2 million for the years ended December 31, 2021, 2020 and 2019, respectively. Additionally, the Company has capitalized $0.9 million in debt issuance costs in connection with this facility. Amortized debt issuance costs were $0.4 million, $0.2 million, and $0.1 million for the years ended December 31, 2021, 2020 and 2019, respectively. As of December 31, 2021 and 2020, the remaining balance of unamortized debt issuance costs associated with this facility was $0.3 million and $0.1 million, respectively.

In November 2018, OppFi-LLC entered into a $25.0 million senior secured multi-draw term loan agreement with Midtown Madison Management LLC (“OppFi-LLC Midtown Term Loan Agreement”), which is secured by a senior secured claim on OppFi-LLC’s assets and a second lien interest in the receivables owned by Opportunity Funding SPE III, LLC, Opportunity Funding SPE V, LLC, and Opportunity Funding SPE VI, LLC. Interest is payable monthly. The loan agreement is subject to various financial covenants. Per the terms of the loan agreement, OppFi-LLC had issued warrants to the lender. In April 2020, OppFi-LLC exercised an option to increase the facility commitment amount to $50.0 million.

On March 23, 2021, the senior secured multi-draw term loan agreement was amended to decrease the interest rate from LIBOR plus 14% to LIBOR plus 10% and extend the maturity date to March 23, 2025. On March 30, 2021, OppFi-LLC drew the remaining $35.0 million available commitment. As of December 31, 2021, the outstanding balance of $50.0 million was net of unamortized debt issuance costs of $1.4 million. There was no unamortized discount as of December 31, 2021. As of December 31, 2020, the outstanding balance of $15.0 million was net of unamortized discount of $19 thousand and unamortized debt issuance costs of $0.3 million.

Interest expense related to this facility was $5.3 million, $2.6 million, and $2.6 million for the years ended December 31, 2021, 2020 and 2019, respectively. Additionally, the Company has capitalized $2.3 million in debt issuance costs in connection with this facility. Amortized debt issuance costs were $0.4 million, $0.2 million, and $0.2 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Subordinated debt - related party: OppFi-LLC previously had an unsecured line of credit agreement with SCG, a related party, with a maximum available amount of $4.0 million. Interest due on this facility is paid quarterly, and the outstanding balance is due at maturity. Subordinated debt is subject to the same debt covenants as senior debt facilities. On March 30, 2021, the borrowings under this unsecured line of credit agreement were paid in full.

Interest expense related to this related party transaction was $0.1 million, $0.6 million, and $0.6 million for the years ended December 31, 2021, 2020 and 2019, respectively.
Other debt: On April 13, 2020, OppFi-LLC obtained an unsecured loan in the amount of $6.4 million from BMO Harris Bank N.A. in connection with the U.S. Small Business Administration’s (“SBA”) Paycheck Protection Program (“PPP Loan”). Pursuant to the Paycheck Protection Program, all or a portion of the PPP Loan was forgivable if OppFi used the proceeds of the PPP Loan for its payroll costs and other expenses in accordance with the requirements of the Paycheck Protection Program. OppFi-LLC used the proceeds of the PPP Loan for payroll costs and other covered expenses. On November 14, 2020, OppFi-LLC submitted the forgiveness application to the SBA.

On September 13, 2021, the Company was notified that the SBA had forgiven repayment of the entire PPP Loan, which consisted of $6.4 million in principal and $0.1 million of accrued interest. The Company recorded the entire amount of the forgiven principal and accrued interest as other income in its statement of operations during the year ended December 31, 2021. As of December 31, 2021, there was no outstanding balance for the PPP Loan. The SBA reserves the right to audit any PPP Loan, for eligibility and other criteria, regardless of size. These audits may occur after forgiveness has been granted. In accordance with the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), all borrowers are required to maintain their PPP loan documentation for six years after the PPP Loan was forgiven and to provide that documentation to the SBA upon request.

As of December 31, 2021, required payments for all borrowings, excluding secured borrowing and revolving lines of credit, for each of the next five years are as follows (in thousands):

Year	Amount
2022	$—
2023	—
2024	—
2025	50,000
2026	—
Total	$50,000